Provisions	12 Months Ended
Mar. 31, 2025
Disclosure of other provisions [abstract]
Provisions	Provisions
Provisions consist of asset retirement obligations.
The Company recognizes provisions for asset retirement obligations to settle future obligations for dismantling, removing and restoring the leased buildings to return them to the state they were initially received in according to the lease contracts. The probable amount to be paid in the future is estimated and recognized based on prior experience. The provisions have been calculated using the risk-free rate in Japan at the commencement of the leases.
These expenses are expected to be paid in the future and might be affected by future business plans of the Company.
The changes in provisions are as follows:

	As of March 31,
(In millions)	2024	2025
Beginning balance	¥225	¥120
Provisions made during the year	35	339
Provisions used during the year	(38)	(120)
Provisions reversed during the year	(102)	—
Unwind of discount	—	1
Ending balance	120	340
Current portion	120	—
Non-current portion	—	340
Total	¥120	¥340